Forward Share Purchase Liability (Details) - Schedule of share purchase liability Black-Scholes model - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Purchase Liability Black Scholes Model [Abstract]
Fair value of FSP liability as of November 14, 2022	$ 8,099,313
Change in fair value	5,392,293	$ (8,952)
Fair value of FSP liability as of December 31, 2022	$ 13,491,606	$ 13,491,606